Note 17 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum Lease Payment
RMB
Year ending December 31:
2014	20,665
2015	14,967
2016	10,759
2017	4,965
2018	372
Total	51,728